Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	€ 620,531	€ 502,585
Accounts receivable, net and other receivables	2,221,080	3,137,609
Inventory, net	5,585,959	10,106,216
Amount due from related parties	1,601,273	140,264
Prepaid expense	1,048,154	735,606
Investments	2,044,050
Total Current Assets	13,121,047	14,622,280
Non- Current Assets
Property and equipment, net	159,084	150,483
Intangible assets, net	835,706	369,006
Right-of-use assets	54,935	94,106
Deferred tax assets	1,056,608
Total Assets	15,227,380	15,235,875
Current Liabilities
Accounts payable and accrued liabilities	2,043,559	2,652,869
Amount due to related parties	3,847,950	237,285
Lease liabilities - current portion	37,579	55,961
Bank loans - current portion	3,895,585	8,010,239
Total Current Liabilities	9,824,673	10,956,354
Non-Current Liabilities
Lease liabilities	18,487	39,098
Bank loans	94,313	324,292
Deferred tax liabilities	32,783
Total Liabilities	9,970,256	11,319,744
Shareholders’ Equity
Share Capital	2,754,285	2,504,285
Additional paid in capital	3,104,781
Reserve	1,411,846	383,268
Retained Earnings (Accumulated Deficit)	(2,013,788)	1,028,578
Total Shareholders’ Equity	5,257,124	3,916,131
Total Liabilities and Shareholders’ Equity	€ 15,227,380	€ 15,235,875